Distribution Date:	08/12/24	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	08/06/24
Next Distribution Date:	09/12/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Controlling Class	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	24	Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	19,129,851.40	649,694.06	41,798.73	0.00	0.00	691,492.79	18,480,157.34	36.66%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	138,307,823.92	0.00	283,415.78	0.00	0.00	283,415.78	138,307,823.92	36.66%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	207,191,000.00	0.00	470,323.57	0.00	0.00	470,323.57	207,191,000.00	36.66%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	23.81%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	81,140.49	0.00	0.00	81,140.49	31,644,000.00	18.30%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	85,113.67	0.00	0.00	85,113.67	28,129,000.00	13.41%	11.00%
D	12514MAL9	2.897682%	31,645,000.00	31,645,000.00	0.00	25,098.57	0.00	0.00	25,098.57	31,645,000.00	7.90%	6.50%
E*	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	0.00	0.00	0.00	0.00	15,823,000.00	5.15%	4.25%
F	12514MAQ8	2.550000%	6,153,000.00	6,153,000.00	0.00	0.00	0.00	0.00	0.00	6,153,000.00	4.08%	3.38%
G	12514MAS4	2.550000%	23,733,985.00	23,422,873.73	0.00	0.00	0.00	0.00	0.00	23,422,873.73	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	575,284,549.05	649,694.06	1,166,934.91	0.00	0.00	1,816,628.97	574,634,854.99

X-A	12514MBD6	1.477705%	566,092,000.00	438,467,675.32	0.00	539,938.18	0.00	0.00	539,938.18	437,817,981.26
X-B	12514MAA3	0.809971%	59,773,000.00	59,773,000.00	0.00	40,345.33	0.00	0.00	40,345.33	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.597682%	15,823,000.00	15,823,000.00	0.00	21,066.77	0.00	0.00	21,066.77	15,823,000.00
X-E	12514MAG0	1.597682%	6,153,000.00	6,153,000.00	0.00	8,192.11	0.00	0.00	8,192.11	6,153,000.00
X-F	12514MAJ4	1.597682%	23,733,985.00	23,422,873.73	0.00	31,185.25	0.00	0.00	31,185.25	23,422,873.73
Notional SubTotal			703,219,985.00	575,284,549.05	0.00	673,691.18	0.00	0.00	673,691.18	574,634,854.99

Deal Distribution Total					649,694.06	1,840,626.09	0.00	0.00	2,490,320.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	413.74364997	14.05169262	0.90402998	0.00000000	0.00000000	0.00000000	0.00000000	14.95572260	399.69195735
A-3	12514MBB0	823.26085667	0.00000000	1.68699869	0.00000000	0.00000000	0.00000000	0.00000000	1.68699869	823.26085667
A-4	12514MBC8	1,000.00000000	0.00000000	2.27000000	0.00000000	0.00000000	0.00000000	0.00000000	2.27000000	1,000.00000000
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	2.56416667	0.00000000	0.00000000	0.00000000	0.00000000	2.56416667	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	3.02583348	0.00000000	0.00000000	0.00000000	0.00000000	3.02583348	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	0.79312909	1.62160562	12.07149155	0.00000000	0.00000000	0.79312909	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	0.00000000	2.12500032	17.42896543	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12514MAQ8	1,000.00000000	0.00000000	0.00000000	2.12499919	21.25000163	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12514MAS4	986.89173900	0.00000000	0.00000000	2.09714509	62.81651227	0.00000000	0.00000000	0.00000000	986.89173900
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	774.55197268	0.00000000	0.95379935	0.00000000	0.00000000	0.00000000	0.00000000	0.95379935	773.40428987
X-B	12514MAA3	1,000.00000000	0.00000000	0.67497583	0.00000000	0.00000000	0.00000000	0.00000000	0.67497583	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.33140176	0.00000000	0.00000000	0.00000000	0.00000000	1.33140176	1,000.00000000
X-E	12514MAG0	1,000.00000000	0.00000000	1.33140094	0.00000000	0.00000000	0.00000000	0.00000000	1.33140094	1,000.00000000
X-F	12514MAJ4	986.89173900	0.00000000	1.31394917	0.00000000	0.00000000	0.00000000	0.00000000	1.31394917	986.89173900

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	41,798.73	0.00	41,798.73	0.00	0.00	0.00	41,798.73	0.00
A-3	07/01/24 - 07/30/24	30	0.00	283,415.78	0.00	283,415.78	0.00	0.00	0.00	283,415.78	0.00
A-4	07/01/24 - 07/30/24	30	0.00	470,323.57	0.00	470,323.57	0.00	0.00	0.00	470,323.57	0.00
X-A	07/01/24 - 07/30/24	30	0.00	539,938.18	0.00	539,938.18	0.00	0.00	0.00	539,938.18	0.00
A-M	07/01/24 - 07/30/24	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	07/01/24 - 07/30/24	30	0.00	40,345.33	0.00	40,345.33	0.00	0.00	0.00	40,345.33	0.00
X-C	07/01/24 - 07/30/24	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	07/01/24 - 07/30/24	30	0.00	21,066.77	0.00	21,066.77	0.00	0.00	0.00	21,066.77	0.00
X-E	07/01/24 - 07/30/24	30	0.00	8,192.11	0.00	8,192.11	0.00	0.00	0.00	8,192.11	0.00
X-F	07/01/24 - 07/30/24	30	0.00	31,185.25	0.00	31,185.25	0.00	0.00	0.00	31,185.25	0.00
B	07/01/24 - 07/30/24	30	0.00	81,140.49	0.00	81,140.49	0.00	0.00	0.00	81,140.49	0.00
C	07/01/24 - 07/30/24	30	0.00	85,113.67	0.00	85,113.67	0.00	0.00	0.00	85,113.67	0.00
D	07/01/24 - 07/30/24	30	330,686.64	76,414.29	0.00	76,414.29	51,315.71	0.00	0.00	25,098.57	382,002.35
E	07/01/24 - 07/30/24	30	242,154.64	33,623.88	0.00	33,623.88	33,623.88	0.00	0.00	0.00	275,778.52
F	07/01/24 - 07/30/24	30	117,676.13	13,075.12	0.00	13,075.12	13,075.12	0.00	0.00	0.00	130,751.26
G	07/01/24 - 07/30/24	30	1,441,112.55	49,773.61	0.00	49,773.61	49,773.61	0.00	0.00	0.00	1,490,886.16
Totals			2,131,629.96	1,988,414.42	0.00	1,988,414.42	147,788.32	0.00	0.00	1,840,626.09	2,279,418.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,490,320.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,998,098.65	Master Servicing Fee	3,831.27
Interest Reductions due to Nonrecoverability Determination	(57,836.28)	Certificate Administration Fee	4,210.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	247.69
ARD Interest	0.00	Operating Advisor Fee	1,334.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,940,262.37	Total Fees	9,623.95

Principal		Expenses/Reimbursements
Scheduled Principal	649,694.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	74,083.32
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,928.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	649,694.06	Total Expenses/Reimbursements	90,012.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,840,626.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	649,694.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,490,320.15
Total Funds Collected	2,589,956.43	Total Funds Distributed	2,589,956.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	575,284,549.05	575,284,549.05	Beginning Certificate Balance	575,284,549.05
(-) Scheduled Principal Collections	649,694.06	649,694.06	(-) Principal Distributions	649,694.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	574,634,854.99	574,634,854.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	576,151,385.42	576,151,385.42	Ending Certificate Balance	574,634,854.99
Ending Actual Collateral Balance	575,535,664.86	575,535,664.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP
	7,499,999 or less	6	35,410,091.62	6.16%	24	4.1772	1.419703	1.39 or less	12	158,482,416.06	27.58%	22	4.2156	0.690226
7,500,000 to 14,999,999		6	61,641,215.47	10.73%	22	4.5645	0.828119	1.40 to 1.44	3	46,811,446.82	8.15%	24	4.2449	1.401123
15,000,000 to 24,999,999		7	138,328,962.39	24.07%	20	4.1808	1.119940	1.45 to 1.54	1	19,336,104.36	3.36%	18	4.5200	1.460000
25,000,000 to 49,999,999		5	174,669,586.88	30.40%	20	3.9414	2.720791	1.55 to 1.99	4	158,438,817.05	27.57%	20	4.1437	1.734898
	50,000,000 or greater	2	124,007,590.25	21.58%	24	3.4719	2.953229	2.00 to 2.49	3	51,150,659.53	8.90%	19	4.2235	2.470878
	Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768	2.50 to 2.87	0	0.00	0.00%	0	0.0000	0.000000
								2.88 or greater	3	99,838,002.79	17.37%	24	3.0031	4.940305
								Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	40,577,408.38	7.06%	23	4.7070	NAP
							Defeased	8	40,577,408.38	7.06%	23	4.7070	NAP
Arizona	1	2,076,466.74	0.36%	24	3.7200	1.640000
							Lodging	4	48,874,763.51	8.51%	21	4.8640	0.718201
California	4	93,070,038.20	16.20%	24	3.8107	0.868987
							Mixed Use	1	60,000,000.00	10.44%	24	3.3940	0.930000
Florida	7	14,636,979.49	2.55%	24	4.1185	1.557423
							Multi-Family	2	14,246,647.22	2.48%	23	4.4712	1.954947
Georgia	4	62,182,966.63	10.82%	24	3.9952	1.687447
							Office	7	259,733,493.67	45.20%	22	3.7911	2.768120
Hawaii	1	10,317,177.27	1.80%	17	4.6900	0.580000
							Retail	10	113,444,555.10	19.74%	18	4.3757	1.745790
Idaho	1	1,752,861.60	0.31%	24	3.7200	1.640000
							Self Storage	23	37,757,987.08	6.57%	24	3.7200	1.640000
Illinois	2	60,443,914.16	10.52%	15	4.6540	1.294215
							Totals	55	574,634,854.99	100.00%	22	4.0332	2.009768
Iowa	1	854,857.21	0.15%	24	3.7200	1.640000

Maryland	2	3,562,353.80	0.62%	24	3.7200	1.640000

Massachusetts	1	30,000,000.00	5.22%	24	2.7982	7.090000

Michigan	1	43,000,000.00	7.48%	18	4.2090	2.490000

Minnesota	1	1,502,067.46	0.26%	24	3.7200	1.640000

Nevada	3	6,714,808.10	1.17%	24	3.7200	1.640000

New Jersey	3	6,364,236.18	1.11%	24	3.7200	1.640000

New York	6	85,539,538.11	14.89%	24	3.3663	3.427047

Ohio	1	20,563,013.53	3.58%	17	5.0500	0.310000

Oregon	2	24,174,107.15	4.21%	19	4.5240	1.748190

South Carolina	2	2,373,104.68	0.41%	24	3.7200	1.640000

Texas	4	64,928,956.26	11.30%	22	4.2151	1.570999

Totals	55	574,634,854.99	100.00%	22	4.0332	2.009768

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP
	4.4999% or less	15	368,449,961.51	64.12%	23	3.6615	2.483306	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	107,578,075.43	18.72%	17	4.5974	1.600225	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	4	58,029,409.67	10.10%	21	4.8756	0.182273	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	26	534,057,446.61	92.94%	21	3.9819	2.055398
								Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP
	60 months or less	26	534,057,446.61	92.94%	21	3.9819	2.055398	Interest Only	8	198,000,000.00	34.46%	23	3.3459	3.242778
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768	115 months or greater	18	336,057,446.61	58.48%	21	4.3567	1.355811
								Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	40,577,408.38	7.06%	23	4.7070	NAP			No outstanding loans in this group
Underwriter's Information		2	48,475,870.52	8.44%	24	3.9256	1.575882
	12 months or less	23	471,588,927.14	82.07%	21	3.9635	2.187928
	13 months to 24 months	1	13,992,648.95	2.44%	23	4.8000	(0.750000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	574,634,854.99	100.00%	22	4.0332	2.009768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311335	OF	New York	NY	Actual/360	2.983%	166,983.79	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	08/06/24
2	30311342	OF	Alpharetta	GA	Actual/360	4.010%	204,124.48	106,570.31	0.00	N/A	08/06/26	--	59,114,160.56	59,007,590.25	08/06/24
3	30311336	MU	San Francisco	CA	Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3a	30311337				Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3b	30311338				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3c	30311339				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
4	30311334	OF	Chicago	IL	Actual/360	4.610%	184,398.62	0.00	0.00	N/A	08/06/25	08/06/27	46,451,265.21	46,451,265.21	08/06/24
5	30311292	SS	Various	Various	Actual/360	3.720%	121,358.89	127,203.51	0.00	08/06/26	08/06/36	--	37,885,190.62	37,757,987.11	08/06/24
6	30311331	RT	Birch Run	MI	Actual/360	4.209%	90,610.42	0.00	0.00	N/A	02/06/26	--	25,000,000.00	25,000,000.00	08/06/24
6a	30311332				Actual/360	4.209%	65,239.50	0.00	0.00	N/A	02/06/26	--	18,000,000.00	18,000,000.00	08/06/24
7	30311343	OF	Frisco	TX	Actual/360	4.080%	124,856.61	77,599.72	0.00	N/A	08/01/26	--	35,537,934.28	35,460,334.56	08/01/24
9	30311340	OF	Boston	MA	Actual/360	2.798%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	08/06/24
11	30311348	LO	Columbus	OH	Actual/360	5.050%	89,571.02	34,601.74	0.00	N/A	01/06/26	--	20,597,615.27	20,563,013.53	08/06/24
12	30311344	RT	Troutdale	OR	Actual/360	4.520%	75,389.02	33,042.16	0.00	N/A	02/06/26	--	19,369,146.52	19,336,104.36	08/06/24
13	30311349	LO	San Leandro	CA	Actual/360	4.750%	74,646.51	31,117.49	0.00	N/A	07/06/26	--	18,249,740.11	18,218,622.62	08/06/24
14	30311350	RT	Humble	TX	Actual/360	4.290%	56,334.82	27,693.53	0.00	N/A	10/06/25	--	15,249,668.01	15,221,974.48	08/06/24
15	30311333	OF	Chicago	IL	Actual/360	4.800%	0.00	0.00	0.00	N/A	07/06/26	--	13,992,648.95	13,992,648.95	03/06/20
16	30297463	MF	Augusta	GA	Actual/360	4.850%	55,799.88	25,992.35	0.00	N/A	07/06/26	--	13,360,796.43	13,334,804.08	08/06/24
17	30311351	RT	Various	NY	Actual/360	4.650%	42,990.80	18,632.08	0.00	N/A	07/06/26	--	10,736,515.49	10,717,883.41	08/06/24
18	30311352	RT	Lahaina	HI	Actual/360	4.690%	41,747.43	19,898.96	0.00	N/A	01/06/26	--	10,337,076.23	10,317,177.27	07/06/24
19	30297548	OF	Valhalla	NY	Actual/360	4.500%	38,136.92	20,131.89	0.00	N/A	08/06/26	--	9,841,786.59	9,821,654.70	08/06/24
21	30311354	RT	Novato	CA	Actual/360	4.250%	31,675.87	14,074.54	0.00	N/A	07/06/26	--	8,655,266.15	8,641,191.61	07/06/24
22	30311341	MF	Houston	TX	Actual/360	4.300%	30,232.14	14,058.85	0.00	N/A	07/06/26	--	8,164,718.38	8,150,659.53	08/06/24
23	30311345	OF	Portland	OR	Actual/360	4.400%	27,488.60	15,076.08	0.00	N/A	08/06/26	--	7,255,055.67	7,239,979.59	08/06/24
24	30311355	MF	Houston	TX	Actual/360	4.700%	24,720.80	12,102.48	0.00	N/A	08/06/26	--	6,108,090.17	6,095,987.69	08/06/24
25	30311328	RT	Rancho Cucamonga	CA	Actual/360	4.470%	23,944.18	10,389.32	0.00	N/A	07/06/26	--	6,220,613.29	6,210,223.97	08/06/24
26	30297603	LO	Cocoa Beach	FL	Actual/360	4.830%	21,899.43	10,215.86	0.00	N/A	08/06/26	--	5,265,340.43	5,255,124.57	08/06/24
27	30311346	MF	New Orleans	LA	Actual/360	4.750%	20,787.96	9,989.23	0.00	N/A	08/06/26	--	5,082,285.65	5,072,296.42	08/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30297382	LO	Eugene	OR	Actual/360	4.540%	18,952.65	9,911.32	0.00	N/A	07/06/26	--	4,847,914.11	4,838,002.79	08/06/24
29	30311329	SS	Various	TX	Actual/360	4.670%	17,250.92	8,590.89	0.00	N/A	07/06/26	--	4,289,792.09	4,281,201.20	08/06/24
30	30311356	MH	Englewood	FL	Actual/360	4.450%	15,065.29	8,105.77	0.00	N/A	08/06/26	--	3,931,501.17	3,923,395.40	08/06/24
31	30311330	RT	Emporia	VA	Actual/360	5.150%	16,042.95	6,699.04	0.00	N/A	07/06/26	--	3,617,577.08	3,610,878.04	08/06/24
32	30311357	OF	Summit Argo	IL	Actual/360	4.600%	12,369.96	7,996.94	0.00	N/A	08/01/26	--	3,122,850.59	3,114,853.65	08/01/24
Totals							1,940,262.37	649,694.06	0.00				575,284,549.05	574,634,854.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	116,207,800.00	28,320,800.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,684,305.00	1,704,948.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,503,189.58	0.00	--	--	01/08/24	9,936,803.71	228,331.49	39,398.37	512,880.66	0.00	0.00
3a	19,503,189.58	0.00	--	--	01/08/24	9,936,803.71	228,331.49	39,398.37	512,880.66	0.00	0.00
3b	19,503,189.58	0.00	--	--	01/08/24	2,751,380.41	63,222.21	10,908.94	142,010.50	0.00	0.00
3c	19,503,189.58	0.00	--	--	01/08/24	2,751,380.41	63,222.21	10,908.94	142,010.50	0.00	0.00
4	30,694,288.00	12,309,172.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,905,088.38	15,774,512.79	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,512,033.90	3,535,317.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6a	14,512,033.90	3,535,317.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,314,472.67	922,809.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	79,510,834.76	21,390,898.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	847,772.71	796,930.27	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,131,262.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	695,335.08	02/01/23	01/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,832,764.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	10/06/20	3,681,637.74	443,491.49	(168.69)	2,531,052.07	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	907,652.70	466,807.95	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	475,394.78	0.00	--	--	--	0.00	0.00	61,601.88	61,601.88	0.00	0.00
19	1,090,833.22	1,119,134.44	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	684,767.44	0.00	--	--	--	0.00	0.00	45,713.14	45,713.14	0.00	0.00
22	1,317,825.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	688,151.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	565,503.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	649,285.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,152,091.87	0.00	--	--	--	0.00	0.00	0.00	0.00	26,940.90	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	372,696,920.23	90,571,983.09				29,058,005.98	1,026,598.89	207,760.94	3,948,149.41	26,940.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/24	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.033151%	4.013607%	22
07/12/24	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.033435%	4.013886%	23
06/12/24	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.033740%	4.014185%	24
05/10/24	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.034020%	4.014459%	25
04/12/24	0	0.00	0	0.00	6	84,787,377.60	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	1	9,262,981.68	4.034321%	4.014755%	26
03/12/24	0	0.00	0	0.00	6	84,805,703.21	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.045883%	4.026330%	27
02/12/24	1	46,451,265.21	0	0.00	6	84,826,743.38	4	60,000,000.00	1	13,992,648.95	1	46,451,265.21	0	0.00	0	0.00	4.046209%	4.026650%	28
01/12/24	0	0.00	1	10,852,263.04	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.046417%	4.026852%	29
12/12/23	0	0.00	4	60,000,000.00	1	13,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.046762%	4.027192%	30
11/10/23	5	106,529,136.86	0	0.00	1	13,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.047133%	4.027558%	31
10/13/23	0	0.00	0	0.00	1	13,992,648.95	0	0.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.047473%	4.027893%	32
09/12/23	0	0.00	0	0.00	1	13,992,648.95	0	0.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.047839%	4.028255%	33
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	30311336	09/01/23	10	6	39,398.37	512,880.66	0.00		23,494,623.70	06/21/23	2		09/29/23
3a	30311337	09/01/23	10	6	39,398.37	512,880.66	0.00		23,494,623.70	06/21/23	2		09/29/23
3b	30311338	09/01/23	10	6	10,908.94	142,010.50	0.00		6,505,376.30	06/21/23	2		09/29/23
3c	30311339	09/01/23	10	6	10,908.94	142,010.50	0.00		6,505,376.30	06/21/23	2		09/29/23
15	30311333	03/06/20	52	6	(168.69)	2,531,052.07	0.00		14,859,485.32	06/15/20	7	04/05/23		04/05/23
18	30311352	07/06/24	0	A	61,601.88	61,601.88	0.00		10,337,076.23
21	30311354	07/06/24	0	A	45,713.14	45,713.14	0.00		8,655,266.15
Totals					207,760.94	3,948,149.41	0.00		93,851,827.70
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		460,425,603	386,432,954	0		73,992,649
25 - 36 Months		46,451,265	46,451,265	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		30,000,000	30,000,000	0		0
> 60 Months		37,757,987	37,757,987	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	574,634,855	500,642,206	0	0	0	73,992,649
Jul-24	575,284,549	501,291,900	0	0	0	73,992,649
Jun-24	575,970,031	501,977,382	0	0	0	73,992,649
May-24	576,614,814	502,622,165	0	0	60,000,000	13,992,649
Apr-24	577,295,561	492,508,183	0	0	70,794,729	13,992,649
Mar-24	587,198,450	502,392,747	0	0	70,813,054	13,992,649
Feb-24	587,933,224	456,655,216	46,451,265	0	70,834,094	13,992,649
Jan-24	588,513,633	503,668,721	0	10,852,263	60,000,000	13,992,649
Dec-23	589,236,082	515,243,433	0	60,000,000	0	13,992,649
Nov-23	590,001,734	469,479,948	106,529,137	0	0	13,992,649
Oct-23	590,718,654	576,726,005	0	0	0	13,992,649
Sep-23	591,478,976	577,486,327	0	0	0	13,992,649
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30311336	23,494,623.70	23,494,623.70	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
3a	30311337	23,494,623.70	23,494,623.70	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
3b	30311338	6,505,376.30	6,505,376.30	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
3c	30311339	6,505,376.30	6,505,376.30	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
15	30311333	13,992,648.95	14,859,485.32		--	(1,518,937.28)	(0.75000)	09/30/22	07/06/26	262
Totals		73,992,648.95	74,859,485.32	1,160,000,000.00		69,547,821.04

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30311336	MU	CA	06/21/23	2

06/03/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender intends to complete a foreclosure and will consider disposition timing upon stabilization.

3a	30311337	Various	Various	06/21/23	2

06/03/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender intends to complete a foreclosure and will consider disposition timing upon stabilization.

3b	30311338	Various	Various	06/21/23	2

06/03/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender intends to complete a foreclosure and will consider disposition timing upon stabilization.

3c	30311339	Various	Various	06/21/23	2

06/03/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property and in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender intends to complete a foreclosure and will consider disposition timing upon stabilization.

15	30311333	OF	IL	06/15/20	7

8/6/2024 - COVID - The loan transferred to special servicing effective 6/10/2020 for payment default. The loan collateral is a 487,022 sq ft office property was built in 1892 and renovated in 2014 located in Chicago, IL. The single tenant that occupied 7 5% of the property vacated and stopped paying rent in April 2020. The property is currently 0% occupied. Inspection in April 2024 reported the property to be in average to fair condition. Receiver was placed on 9/15/2020. Foreclosure

	sale occurred on 3/2/ 2023 and the deed was executed by the Sheriff on 4/5/2023. Strategy is to evaluate a disposition of the asset. Pari Passu loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311334	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30311347 01/12/22	22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26	1.24%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		62,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30311347	07/12/23	0.00	0.00	311,112.26	0.00	0.00	(49,538.78)	0.00	0.00	311,112.26
		01/12/22	0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	311,112.26	0.00	0.00	311,112.26	0.00	0.00	311,112.26

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	5,057.87	0.00	0.00	29,009.33	0.00	0.00	0.00	0.00	0.00	0.00
3a	0.00	0.00	5,057.87	0.00	0.00	29,009.33	0.00	0.00	0.00	0.00	0.00	0.00
3b	0.00	0.00	1,400.46	0.00	0.00	8,032.33	0.00	0.00	0.00	0.00	0.00	0.00
3c	0.00	0.00	1,400.46	0.00	0.00	8,032.33	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,012.31	0.00	0.00	0.00	0.00	57,836.28	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,928.97	0.00	0.00	74,083.32	0.00	57,836.28	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		147,848.57

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27